Shareholder Report, Average Annual Return (Details)	10 Months Ended
Nov. 30, 2024
C000246166 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.67%
MSCI ACWI All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%